Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term advances	$ 1,300,000	$ 2,800,000
FHLBB term advance One
Long-term advances	0	150,000
FHLBB term advance Two
Long-term advances	0	350,000
FHLBB term advance Three
Long-term advances	0	1,000,000
FHLBB term advance Four
Long-term advances	200,000	200,000
FHLBB term advance Five
Long-term advances	300,000	300,000
FHLBB term advance Six
Long-term advances	$ 800,000	$ 800,000